SEGMENT INFORMATION - Capital Expenditures (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Capital expenditures	$ 2,486	$ 2,068
Cash expenditures	2,435	2,054
Increase (Decrease) in Accrued Capital Expenditures	51	14
Reportable segments [member]
Disclosure of operating segments [line items]
Capital expenditures	2,556	2,121
Operating segments
Disclosure of operating segments [line items]
Capital expenditures	2,427	2,032
Operating segments | Carlin [Member]
Disclosure of operating segments [line items]
Capital expenditures	422	395
Operating segments | Cortez [Member]
Disclosure of operating segments [line items]
Capital expenditures	277	399
Operating segments | Turquoise Ridge
Disclosure of operating segments [line items]
Capital expenditures	144	97
Operating segments | Pueblo Viejo [Member]
Disclosure of operating segments [line items]
Capital expenditures	533	228
Operating segments | Loulo-Gounkoto [Member]
Disclosure of operating segments [line items]
Capital expenditures	313	243
Operating segments | Kibali [Member]
Disclosure of operating segments [line items]
Capital expenditures	70	53
Operating segments | Veladero
Disclosure of operating segments [line items]
Capital expenditures	144	104
Operating segments | North Mara [Member]
Disclosure of operating segments [line items]
Capital expenditures	93	89
Operating segments | Bulyanhulu [Member]
Disclosure of operating segments [line items]
Capital expenditures	80	79
Operating segments | Other Mines
Disclosure of operating segments [line items]
Capital expenditures	351	345
Other items not allocated to segments
Disclosure of operating segments [line items]
Capital expenditures	129	89
Material reconciling items [member] | Other Mines
Disclosure of operating segments [line items]
Capital expenditures	$ (70)	$ (53)